Lease obligation (Details 1) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
2024	$ 381,939
2025	259,528
2026	3,139
Total Lease Payments	644,606
Less Imputed Interest	(49,089)
Total Discounted Lease Payments	595,517
Current Portion Of Lease Obligations	(343,513)	$ (650,315)
Non-current Portion Of Lease Obligations	$ 252,004
Lease obligation [Member]
Weighted Average Remaining Lease Term	1 year 8 months 12 days
Lease obligation 1 [Member]
Weighted Average Remaining Lease Term	9 months 18 days
Lease obligation 2 [Member]
Weighted Average Remaining Lease Term	10 months 24 days